Convertible Note Receivable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions	Dec. 14, 2017 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 14, 2017 CAD ($) $ / shares
Convertible note receivable [line items]
Convertible note receivable | $		$ 11,836	$ 12,899
Convertible note receivable [member] | Kutcho [member]
Convertible note receivable [line items]
Convertible note receivable	$ 16,000			$ 20
Coupon rate on convertible note receivable	10.00%			10.00%
Convertible note original term to maturity	7 year
Maximum interest payment deferral period	4 years
Option to defer interest payment criteria	Kutcho has the option to defer the first three interest payments until December 31, 2019, at which point one half of the deferred interest is payable in cash and the other half of the deferred interest can, at Kutcho's option, either (i) be paid in cash; or (ii) be deferred for an additional period not to exceed 4 years.
Conversion price per share | $ / shares				$ 0.8125
Minimum period required for early repayment	24 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 24 months until 36 months	25.00%			25.00%
Loan amount outstanding period for covering 25% of prepayment penalty	After 24 months until 36 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months	20.00%			20.00%
Loan amount outstanding period for covering 20% of prepayment penalty	After 36 months until 60 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity	15.00%			15.00%
Loan amount outstanding period for covering 15% of prepayment penalty	After 60 months until maturity